Intangible assets	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

5. Intangible assets:

September 30, 2024	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	950,587	411,448
	$3,270,456	$2,859,008	$411,448

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2024 and 2023

(Unaudited)

5. Intangible assets: (Continued)

December 31, 2023	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,814,835	$62,580
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	822,896	538,139
	$3,270,456	$2,668,737	$601,719

Amortization expense was $42,564 (September 30, 2023 - $136,434) for the quarter ended September 30, 2024.